Goodwill and Intangible Assets - Summary of Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	$ 9,393	$ 9,393	$ 9,393
Accumulated impairment losses	0
Net carrying value of goodwill	$ 9,393	$ 9,393	$ 9,393